Allowance for Credit Losses (Portfolio Credit Quality) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Loan portfolio by credit quality indicator
2023	$ 3,364,226
2022	1,928,023	$ 3,048,975
2021	1,328,045	2,081,483
2020	609,341	988,625
2019	295,840	543,277
2018/Prior	533,486	468,848
Prior		299,395
Total loans	8,058,961	7,430,603
Current-period gross writeoffs
Total	$ 10,184	9,479	$ 9,024
Commercial Real Estate: other construction and land development
Current-period gross writeoffs
Number of loans downgraded | item	2
Commercial real estate: farmland & commercial
Current-period gross writeoffs
Number of loans downgraded | item	2
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	$ 4,802,622	4,373,373
Commercial, financial and agricultural | Domestic | Commercial.
Loan portfolio by credit quality indicator
2023	811,918
2022	305,621	766,789
2021	364,498	525,241
2020	50,602	97,498
2019	21,468	35,917
2018/Prior	74,123	43,841
Prior		29,468
Total loans	1,628,230	1,498,754
Current-period gross writeoffs
Total	9,664	9,050	8,083
Commercial, financial and agricultural | Domestic | Commercial. | Pass
Loan portfolio by credit quality indicator
2023	791,233
2022	272,919	736,462
2021	364,271	524,879
2020	50,602	96,401
2019	21,468	35,917
2018/Prior	74,119	43,792
Prior		29,464
Total loans	1,574,612	1,466,915
Commercial, financial and agricultural | Domestic | Commercial. | Special Review
Loan portfolio by credit quality indicator
2023	7,613
2022	1,800	377
2021	164	213
Total loans	9,577	590
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Pass
Loan portfolio by credit quality indicator
2023	11,865
Total loans	11,865
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Substandard
Loan portfolio by credit quality indicator
2023	1,180
2022	92	161
2021	28	149
2020		143
2018/Prior	4	49
Total loans	1,304	502
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Doubtful
Loan portfolio by credit quality indicator
2023	27
2022	30,810	29,789
2021	35
2020		954
Prior		4
Total loans	30,872	30,747
Commercial, financial and agricultural | Domestic | Commercial. | Current Period Gross Write-Offs
Loan portfolio by credit quality indicator
2023	7,053
2022	2,187
2021	155
2020	264
2019	2
2018/Prior	3
Total loans	9,664
Commercial, financial and agricultural | Domestic | Commercial Real Estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
2023	25,230
Total loans	25,230
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan portfolio by credit quality indicator
2023	1,040,592
2022	631,029	833,401
2021	419,048	584,381
2020	270,009	511,194
2019	184,248	232,633
2018/Prior	248,627	325,214
Prior		81,295
Total loans	2,793,553	2,568,118
Current-period gross writeoffs
Total		16	364
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Pass
Loan portfolio by credit quality indicator
2023	888,878
2022	628,653	811,117
2021	415,458	584,134
2020	267,705	456,200
2019	184,164	232,537
2018/Prior	248,626	325,214
Prior		81,295
Total loans	2,633,484	2,490,497
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Special Review
Loan portfolio by credit quality indicator
2023	5,205
2022		2,855
2021	3,357
2020		842
Total loans	8,562	3,697
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2023	16,654
2022	87	17,060
2021	233	247
Total loans	16,974	17,307
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2023	129,644
2022	2,201	2,275
2020	2,304	54,152
2019	84	96
2018/Prior	1
Total loans	134,234	56,523
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2023	211
2022	88	94
Total loans	299	94
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan portfolio by credit quality indicator
2023	123,523
2022	94,647	127,797
2021	42,081	87,469
2020	73,652	59,035
2019	10,743	12,026
2018/Prior	36,193	5,490
Prior		14,684
Total loans	380,839	306,501
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
2023	123,523
2022	94,551	127,680
2021	42,081	87,469
2020	73,652	59,035
2019	10,743	12,026
2018/Prior	36,193	5,490
Prior		14,684
Total loans	380,743	306,384
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	96	117
2021
2020
2019
2018/Prior
Prior
Total loans	96	117
Obligations of states and political subdivisions
Loan portfolio by credit quality indicator
Total loans	2,091,622	1,989,669
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
2023	966,695
2022	687,012	933,657
2021	324,238	666,754
2020	96,400	173,918
2019	14,058	175,106
2018/Prior	3,219	35,069
Prior		5,165
Total loans	2,091,622	1,989,669
Current-period gross writeoffs
Total		2	2
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
2023	938,739
2022	674,037	913,675
2021	324,238	666,347
2020	96,400	173,824
2019	14,058	174,897
2018/Prior	3,219	35,069
Prior		5,165
Total loans	2,050,691	1,968,977
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
2022
2021
2020
2019		209
2018/Prior
Prior
Total loans		209
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2023	2,726
2022	12,975	19,982
2021		407
2020		94
Total loans	15,701	20,483
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	938,901	865,994
Real estate - mortgage | Domestic | Residential: first lien
Loan portfolio by credit quality indicator
2023	180,127
2022	83,661	138,848
2021	68,409	82,826
2020	39,935	49,591
2019	27,499	40,985
2018/Prior	78,401	33,814
Prior		79,660
Total loans	478,032	425,724
Current-period gross writeoffs
Total	43	160	373
Real estate - mortgage | Domestic | Residential: first lien | Pass
Loan portfolio by credit quality indicator
2023	180,127
2022	83,568	138,771
2021	68,082	82,466
2020	39,935	49,591
2019	27,499	40,985
2018/Prior	78,306	33,814
Prior		79,660
Total loans	477,517	425,287
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
2021	327	360
2018/Prior	95
Total loans	422	360
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	93	77
Total loans	93	77
Real estate - mortgage | Domestic | Residential: first lien | Current Period Gross Write-Offs
Loan portfolio by credit quality indicator
2018/Prior	43
Total loans	43
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2023	88,628
2022	76,845	92,256
2021	96,411	109,127
2020	76,490	91,130
2019	34,870	41,273
2018/Prior	87,625	21,975
Prior		84,509
Total loans	460,869	440,270
Current-period gross writeoffs
Total	298	28	25
Real estate - mortgage | Domestic | Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
2023	88,628
2022	76,845	92,256
2021	96,411	108,815
2020	76,490	91,130
2019	34,870	41,273
2018/Prior	87,625	21,975
Prior		84,509
Total loans	460,869	439,958
Real estate - mortgage | Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2021		312
Total loans		312
Real estate - mortgage | Domestic | Residential Junior Lien | Current Period Gross Write-Offs
Loan portfolio by credit quality indicator
2018/Prior	298
Total loans	298
Consumer
Loan portfolio by credit quality indicator
Total loans	45,121	41,592
Consumer | Domestic
Loan portfolio by credit quality indicator
2023	36,639
2022	5,366	31,962
2021	1,043	6,603
2020	237	897
2019	157	489
2018/Prior	1,679	28
Prior		1,613
Total loans	45,121	41,592
Current-period gross writeoffs
Total	179	223	176
Consumer | Domestic | Pass
Loan portfolio by credit quality indicator
2023	36,639
2022	5,366	31,962
2021	1,043	6,603
2020	237	897
2019	157	489
2018/Prior	1,679	28
Prior		1,613
Total loans	45,121	41,592
Consumer | Domestic | Current Period Gross Write-Offs
Loan portfolio by credit quality indicator
2023	54
2022	115
2021	9
2019	1
Total loans	179
Foreign.
Loan portfolio by credit quality indicator
Total loans	180,695	159,975
Foreign. | Foreign
Loan portfolio by credit quality indicator
2023	116,104
2022	43,842	124,265
2021	12,317	19,082
2020	2,016	5,362
2019	2,797	4,848
2018/Prior	3,619	3,417
Prior		3,001
Total loans	180,695	159,975
Current-period gross writeoffs
Total			$ 1
Foreign. | Foreign | Pass
Loan portfolio by credit quality indicator
2023	116,104
2022	43,842	124,265
2021	12,317	19,082
2020	2,016	5,362
2019	2,797	4,848
2018/Prior	3,619	3,417
Prior		3,001
Total loans	$ 180,695	$ 159,975